Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Information Relating to each of the Group's Subsidiaries
Set forth below are details regarding OPC’s material subsidiaries:

		Ownership interest as at December 31
	Main location of company's activities	2020	2019
O.P.C. Rotem Ltd.	Israel	80%	80%
O.P.C. Hadera Ltd.	Israel	100%	100%
Tzomet Energy Ltd.	Israel	100%	95%
O.P.C. Sorek 2 Ltd.	Israel	100%	100%

Schedule of Material Interest In Subsidiaries
The following table summarizes the information relating to the Group’s subsidiary in 2020, 2019 and 2018 that has material NCI:

	As at and for the year ended December 31,
	2020	2019	2018
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	39.09%	35.31%	32.23%
Current assets	693,913	204,128	184,211
Non-current assets	1,040,400	807,133	720,469
Current liabilities	(221,975)	(100,313)	(77,792)
Non-current liabilities	(980,028)	(663,328)	(624,570)
Net assets	532,310	247,620	202,318
Carrying amount of NCI	208,080	87,435	65,215

Revenue	385,625	373,142	363,262
(Loss)/profit after tax	(12,583)	34,366	26,266
Other comprehensive (loss)/income	(2,979)	15,569	(14,280)
(Loss)/profit attributable to NCI	(2,567)	16,433	11,396
OCI attributable to NCI	(616)	4,353	(4,554)
Cash flows from operating activities	104,898	109,254	85,581
Cash flows from investing activities	(643,942)	(41,123)	(102,080)
Cash flows from financing activites excluding dividends paid to NCI	489,919	(40,539)	(34,474)
Dividends paid to NCI	(12,412)	(13,501)	-
Effect of changes in the exchange rate on cash and cash equivalents	12,566	9,202	(7,570)
Net (decrease)/increase in cash and cash equivalents	(48,971)	23,293	(58,543)

* The NCI percentage represents the effective NCI of the Group.